CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

11. CONVERTIBLE SENIOR NOTES

i)      On March 26, 2007, the Company issued RMB928,700,000 ($119,994,820) of U.S. Dollar-Settled 1% Convertible Bonds (“Convertible Bonds”) due March 26, 2012, which are convertible into ordinary shares (the “New Shares”) of the Company. The U.S. dollar settlement is based on the prevailing spot rate at the date of settlement. The Convertible Bonds rank pari passu with all other present and future unsecured and unsubordinated obligations of the Company. The key terms of the Convertible Bonds are as follows:

Interest. The Convertible Bonds bear interest at the rate of 1% per annum, payable semi-annually in arrears on March 26 and September 26, commencing September 26, 2007.

Redemption at maturity. Each Convertible Bond will be redeemable upon maturity at an amount equal to the U.S. dollar equivalent of its RMB principal amount multiplied by 105.90% together with any accrued but unpaid interest (the “Redemption Amount”).

Conversion. The Convertible Bonds may be converted into ordinary shares at the option of the holders at any time on or after April 10, 2007 until March 11, 2012. The number of ordinary shares to be issued on conversion will be determined by dividing the RMB principal amount of the Convertible Bonds to be converted (translated into Pound Sterling at the fixed exchange rate of RMB15.0633 to £1.00) by the conversion price in effect at the conversion date. The conversion price is initially £5.88 per share and is subject to adjustment upon the occurrence of specified events. Based on the conversion price of £5.88 the number of ordinary shares to be allotted and issued by the Company on full conversion of the Convertible Bonds will be approximately 10,485,231.

Call Options. The Company has the option to redeem all, but not part, of the Convertible Bonds at a price equal to the U.S. dollar equivalent amount of the early redemption amount with any accrued but unpaid interest:

(1) on, or at any time after, March 26, 2009 and prior to the maturity date if the closing price of the shares (converted to RMB at the prevailing RMB-to-Pound Sterling exchange rate) for a 30-trading day period prior to the date on which notice of such redemption is published is at least 130% of the applicable early call redemption amount divided by the conversion ratio; or

(2) when the aggregate principal amount of the Convertible Bonds outstanding is less than 10% of the aggregate principal amount originally issued.

The early redemption amount of a bond will be determined such that it provides the holder a gross yield of 2.215%.

Put Options. The holders have the option to require the Company to redeem all or some of the Convertible Bonds at the U.S. dollar equivalent amount of the early call redemption amount plus any accrued but unpaid interest at the occurrence of a change of control or a delisting of the Company’s shares on Alternative Investment Market of the London Stock Exchange (“AIM”). In addition, on the third anniversary (March 26, 2010), the holders will have a right to redeem all or some of the bonds at a redemption price equal to the U.S. dollar equivalent of its RMB principal amount multiplied by 103.47% together with any accrued but unpaid interest (the “Early Redemption Amount”).

No beneficial conversion feature charge was recognized for the issuance of the Convertible Bonds as the estimated fair value of the ordinary shares was less than the conversion price on the date of issuance.

The embedded conversion option, call options, and put options are not bifurcated and recognized as derivatives.

For the year ended December 31, 2010, approximately RMB214,800,000 ($31,464,690) par value convertible bond was repurchased using cash of $32,715,276. The Company recorded a net gain on the repurchase of convertible bonds of $5,891 for the year ended December 31, 2010.

As of December 31, 2009, 2010 and 2011, the carrying value of the Convertible Bonds was $32,474,501, $nil and $nil, respectively. The early redemption premium of $4,158,936 is amortized from March 26, 2007, the date of issuance, to March 26, 2010, the earliest redemption date, using the straight-line method, which approximates the effective interest rate method. For the year ended December 31, 2009, 2010 and 2011, the Company recognized total finance cost on the Convertible Bonds of $3,511,053, $241,117 and $nil, respectively.

ii)     On March 15, 2011, the Company issued $175,000,000 of U.S. Dollar-Settled 4.125% Convertible Senior Notes (“Notes”) due March 15, 2018, which are convertible into American Depositary Shares (the “ADSs”) , each currently representing two ordinary shares of the Company. On April 7 2011, an over-allotment option up to $25,000,000 aggregate principal amount of Notes were fully exercised by initial purchasers. The key terms of the Notes are as follows:

Interest. The Notes bear interest at the rate of 4.125% per annum, payable semi-annually in arrears on March 15 and September 15, commencing September15, 2011.

Redemption at maturity. Each Note will be redeemable upon maturity at price of 100% of principal amount plus accrued interest, if any, from March 15, 2016.

Conversion. The Notes may be converted into ADSs at the option of the holders at any time prior to maturity. The conversion price is initially $10.5473 per ADS and is subject to adjustment upon the occurrence of specified events but will not be adjusted for accrued and unpaid interest, if any. Based on the conversion price of $10.5473 per ADS, the number of ADSs to be allotted and issued by the Company on full conversion of the Notes will be approximately 18,962,269.

Put Options. The holders have the option to require the Company to redeem all or any portion of the Notes on March 15, 2016 (the “repurchase date”), at a repurchase price equal to 100% of the principle amount plus any accrued and unpaid interest, if any, to, but excluding the repurchase date.

Capped call transaction. In connection with the pricing of the Notes, the Company has entered into a capped call transaction with an affiliate of one of the initial purchasers of the Notes (the “hedge counterparty”). The capped call transaction is expected generally to reduce potential dilution to the Company’s ordinary shares and ADSs upon conversion of the Notes. The cap price under the capped call transaction is $15.0675 per ADS, and the premium of preliminary and over-allotment option is $21,504,779 and $3,197,500, respectively.  The premium was first credited to additional paid-in capital, and then to retained earnings once additional paid-in capital was reduced to zero.  No beneficial conversion feature charge was recognized for the issuance of the Notes as the estimated fair value of the ordinary shares was less than the conversion price on the date of issuance.

The embedded conversion option and put options are not bifurcated and recognized as derivatives.

For the year ended December 31, 2011, approximately $88,384,000 par value Notes was repurchased using cash of $57,055,127.  The related deferred issuance costs of $2,978,934 were expensed. The Company recorded a net gain of $28,349,939 on the repurchase of the Notes.  As a result of the repurchase of these Notes, a portion of the premium paid in connection with the capped call facility of $861,280 was refunded.

As of December 31, 2011, the carrying value of the Notes was $111,616,000. For the year ended December 31, 2011, the Company paid issuance costs of $6,054,937, which are being amortized from the date of issuance, to the redemption date, using the straight-line method, which approximates the effective interest rate method.  The amortization expense was $881,172 for the year ended December 31, 2011.